Parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed balance sheets of parent company
Condensed balance sheets (In thousands, except for share and per share data)

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$ Note 2 (f)
ASSETS
Current assets:
Cash and cash equivalents	7,608	3,467	531
Prepayments and other current assets	224	352	54
Amounts due from subsidiaries of the Company	631,080	305,780	46,865

Total current assets	638,912	309,599	47,450

Non-current assets:
Long-term investments	13,445	—	—
Total non-current assets	13,445	—	—

TOTAL ASSETS	652,357	309,599	47,450

LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Company	444,316	415,572	63,690
Accrued expenses and other liabilities	10,531	12,010	1,841

Total current liabilities	454,847	427,582	65,531

Non-current liabilities:
Consideration payable for acquisition	7,982	954	146
Total non-current liabilities	7,982	954	146

TOTAL LIABILITIES	462,829	428,536	65,677

Commitments and contingencies (Note 26)
SHAREHOLDERS’ EQUITY (DEFICIT)
Class A Ordinary Shares (US$ 0.000125 par value per share; 348,217,505 shares authorized as of December 31, 2019 and 2020; 244,499,207 and 247,852,996 shares outstanding as of December 31, 2019 and 2020)	212	232	36
Class B Ordinary Shares (US$ 0.000125 par value per share; 51,782,495 shares authorized as of December 31, 2019 and 2020; 50,939,520 and 50,939,520 shares outstanding as of December 31, 2019 and 2020)	42	42	6
Additional paid-in capital	1,977,365	1,985,792	304,336
Accumulated other comprehensive income	42,890	19,913	3,052
Accumulated deficit	(1,830,981)	(2,124,916)	(325,657)

TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	189,528	(118,937)	(18,227)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	652,357	309,599	47,450

Condensed statements of operations and comprehensive loss of parent company
Condensed statements of operations and comprehensive income/(loss) (In thousands)

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$ Note 2 (f)
Operating expenses:
Sales and marketing expenses	(11,137)	(2,772)	(3,182)	(488)
General and administrative expenses	(107,158)	(204,810)	(22,839)	(3,500)
Research and development expenses	(18,675)	(3,247)	(1,644)	(252)

Total operating expenses	(136,970)	(210,829)	(27,665)	(4,240)

Change in fair value of convertible loans	(9,553)	—	—	—
Equity in gain/(loss) of subsidiaries	141,454	(694,808)	(255,604)	(39,173)
Share of loss from equity method investments	(1,689)	(5,972)	(9,697)	(1,486)
Other income/(expense), net	8,929	(1,318)	(969)	(149)
Interest income from related parties	—	7,032	—	—

Income/(loss) before income tax expense	2,171	(905,895)	(293,935)	(45,048)

Income tax expense	—	—	—	—
Net income/(loss)	2,171	(905,895)	(293,935)	(45,048)

Other comprehensive income/(loss):
Foreign currency translation adjustments net of nil tax	30,173	11,876	(22,977)	(3,521)

Total other comprehensive income/(loss)	30,173	11,876	(22,977)	(3,521)

Total comprehensive income/(loss)	32,344	(894,019)	(316,912)	(48,569)

Condensed statements of cash flows of parent company
Condensed statements of cash flows (In thousands)

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$ Note 2 (f)
Net cash used in operating activities	(9,529)	(7,261)	(20,972)	(3,216)
Cash flows from investing activities:
Net cash advances (to)/from subsidiaries	(579,141)	(203,956)	74,238	11,377
Net cash advances to Jimu Group	(146,765)	—	—	—
Loan provided to a third party	(137,264)	—	—	—
Purchase of long-term investments	(19,259)	—	—	—
Collection of cash advance from Jimu Group	—	20,603	—	—
Collection of loan from a third party	—	135,296	—	—
Purchase of Infrarisk, net of cash acquired (Note 4)	—	(3,650)	(4,911)	(753)
Investment in a subsidiary	—	(5,196)	—	—

Net cash (used in)/provided by investing activities	(882,429)	(56,903)	69,327	10,624

Cash flows from financing activities:
Proceeds from issuance of convertible loans	21,730	—	—	—
Proceeds from issuance of Pre-IPO Preferred Shares	410,286	—	—	—
Proceeds from initial public offering and followed offering, net of underwriting discount and commissions	316,451	—	—	—
Proceeds from exercise of Share-based options	—	26	20	3

Net cash provided by financing activities	748,467	26	20	3

Effect of exchange rate changes on cash, cash equivalents	30,378	2,552	(52,516)	(8,046)

Net decrease in cash, cash equivalents	(113,113)	(61,586)	(4,141)	(635)

Cash and cash equivalents at beginning of the year	182,307	69,194	7,608	1,166

Cash and cash equivalents at end of the year	69,194	7,608	3,467	531